Significant Accounting Policies (Tables)	12 Months Ended
Sep. 30, 2024
Significant Accounting Policies [Abstract]
Schedule of Estimated Useful Lives of Property and Equipment	Depreciation is calculated using the straight-line method to allocate their costs to their residual values over their estimated useful lives, as follows:
Items	Useful life
Building	25 years
Leasehold improvements	Shorter of the lease terms or the estimated useful lives
Motor vehicles	4 years
Furniture, fixtures and equipment	5 years
Equipment for leasing	8 years

Schedule of Disaggregates the Group’s Revenue	The following table disaggregates the Group’s revenue for the years ended September 30, 2022, 2023, and 2024:
	For the Years Ended September 30,
	2022	2023	2024
	HK$	HK$	HK$
By revenue type
Security-related engineering services
Security systems and products and installation	57,829,366	77,272,367	81,374,932
Security systems maintenance services	10,698,776	14,672,998	19,889,187
Equipment leasing	8,716,360	6,176,271	5,690,002

	77,244,502	98,121,636	106,954,121
Security guarding and screening services
Security guarding services	38,615,289	51,059,864	61,753,479
Screening services	16,755,336	10,465,751	9,756,409
Related vocational training services	3,832,315	4,043,715	3,700,530

	59,202,940	65,569,330	75,210,418

Total	136,447,442	163,690,966	182,164,539

By timing of revenue recognition
Security-related engineering services
Goods and services transferred at a point in time	44,353,052	73,343,945	81,374,932
Services rendered over time	32,891,450	24,777,691	25,579,189
	77,244,502	98,121,636	106,954,121
Security guarding and screening services
Goods and services transferred at a point in time	—	—	—
Services rendered over time	59,202,940	65,569,330	75,210,418
	59,202,940	65,569,330	75,210,418
Total	136,447,442	163,690,966	182,164,539